UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2; Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  9/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares				Value
	COMMON STOCK - 69.5%
	AEROSPACE/DEFENSE - 1.5%
2,700	Exelis, Inc.			$ 27,918
500	Lockheed Martin Corp.			46,690
2,500	Northrop Grumman Corp.			166,075
850	United Technologies Corp.			66,546
				307,229
	AGRICULTURE - 1.7%
2,600	Archer-Daniels-Midland Co.			70,668
450	Bunge Ltd.			30,173
2,760	Philip Morris International, Inc.			248,234
				349,075
	AIRLINES - 0.6%
14,350	Delta Air Lines, Inc. *			131,446

	APPAREL - 0.4%
550	Coach, Inc.			30,811
300	VF Corp.			47,808
				78,619
	BANKS - 4.3%
5,000	BB&T Corp.			165,800
900	Comerica, Inc.			27,945
225	Goldman Sachs Group, Inc.			25,578
4,490	JPMorgan Chase & Co.			181,755
5,700	KeyCorp			49,818
9,900	Regions Financial Corp.			71,379
5,250	US Bancorp			180,075
5,050	Wells Fargo & Co.			174,376
				876,726
	BEVERAGES - 1.1%
525	Brown-Forman Corp. - Cl. B			34,256
3,100	Dr. Pepper Snapple Group, Inc.			138,043
1,400	Molson Coors Brewing Co.			63,070
				235,369
	BIOTECHNOLOGY - 1.6%
2,335	Amgen, Inc.			196,887
600	Celgene Corp. *			45,840
1,400	Charles River Laboratories International, Inc. *			55,440
700	United Therapeutics Corp. *			39,116
				337,283
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares				Value
	CHEMICALS - 1.5%
505	CF Industries Holdings, Inc.			$ 112,231
400	Eastman Chemical Co.			22,804
800	LyondellBasell Industries NV			41,328
875	PPG Industries, Inc.			100,485
150	Sherwin-Williams Co.			22,337
300	WR Grace & Co. *			17,724
				316,909
	COMMERCIAL SERVICES - 0.8%
1,675	Automatic Data Processing, Inc.			98,255
600	Equifax, Inc.			27,948
1,700	H&R Block, Inc.			29,461
				155,664
	COMPUTERS - 6.4%
650	Accenture PLC - Cl. A			45,520
965	Apple, Inc.			643,906
11,000	Brocade Communications Systems, Inc. *			65,065
9,950	Cadence Design Systems, Inc. *			128,007
1,980	International Business Machines Corp.			410,751
800	Western Digital Corp.			30,984
				1,324,233
	COSMETICS/PERSONAL CARE - 0.7%
700	Colgate-Palmolive Co.			75,054
625	Estee Lauder Cos., Inc.			38,481
300	Procter & Gamble Co.			20,808
				134,343
	DISTRIBUTION/WHOLESALE - 1.0%
1,600	Genuine Parts Co.			97,648
545	WW Grainger, Inc.			113,562
				211,210
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
5,600	Discover Financial Services			222,488
8,900	SLM Corp.			139,908
2,000	Visa, Inc. - Cl. A			268,560
				630,956
	ELECTRIC - 1.5%
3,150	Ameren Corp.			102,910
2,300	Consolidated Edison, Inc.			137,747
1,200	DTE Energy Co.			71,928
				312,585
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
800	Hubbell, Inc.			64,592

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares				Value
	ELECTRONICS - 0.9%
500	Garmin Ltd.			$ 20,870
950	Honeywell International, Inc.			56,762
500	Itron, Inc. *			21,575
2,650	Jabil Circuit, Inc.			49,608
600	Tech Data Corp. *			27,180
				175,995
	ENGINEERING & CONSTRUCTION - 0.3%
1,025	Fluor Corp.			57,687

	ENTERTAINMENT - 0.5%
7,500	Regal Entertainment Group - Cl. A			105,525

	FOOD - 1.8%
1,100	ConAgra Foods, Inc.			30,349
5,900	Dean Foods Co. *			96,465
2,150	Hormel Foods Corp.			62,866
6,900	Kroger Co.			162,426
900	Sysco Corp.			28,143
				380,249
	GAS - 0.3%
2,200	NiSource, Inc.			56,056

	HEALTHCARE-PRODUCTS - 0.6%
1,300	ResMed, Inc.			52,611
1,000	Zimmer Holdings, Inc.			67,620
				120,231
	HEALTHCARE-SERVICES - 1.2%
1,300	Aetna, Inc.			51,480
1,275	Humana, Inc.			89,441
800	UnitedHealth Group, Inc.			44,328
1,050	WellPoint, Inc.			60,910
				246,159
	HOME BUILDERS - 0.2%
3,100	PulteGroup, Inc. *			48,050

	HOUSEHOLD PRODUCTS/WARES - 0.3%
500	Jarden Corp.			26,420
300	Kimberly-Clark Corp.			25,734
				52,154
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares				Value
	INSURANCE - 2.8%
1,350	American International Group, Inc. *			$ 44,267
3,300	Assurant, Inc.			123,090
550	Berkshire Hathaway, Inc. *			48,510
1,000	Everest Re Group Ltd.			106,960
1,100	Fidelity National Financial, Inc.			23,529
2,900	Lincoln National Corp.			70,151
2,600	MBIA, Inc. *			26,338
1,500	Protective Life Corp.			39,315
1,050	Travelers Cos., Inc.			71,673
1,200	XL Group PLC			28,836
				582,669
	INTERNET - 2.4%
2,100	AOL, Inc. *			73,983
3,600	Expedia, Inc.			208,224
160	Google, Inc. - Cl. A *			120,720
1,900	VeriSign, Inc. *			92,511
				495,438
	IRON/STEEL - 0.8%
5,000	Commercial Metals Co.			66,000
800	Nucor Corp.			30,608
400	Reliance Steel & Aluminum Co.			20,940
2,900	Steel Dynamics, Inc.			32,567
650	United States Steel Corp.			12,396
				162,511
	LEISURE TIME - 1.1%
3,600	Carnival Corp.			131,184
1,000	Harley-Davidson, Inc.			42,370
750	Polaris Industries, Inc.			60,652
				234,206
	LODGING - 0.1%
550	Wyndham Worldwide Corp.			28,864

	MACHINERY-DIVERSIFIED - 0.6%
1,300	Cummins, Inc.			119,873

	MEDIA - 1.9%
4,000	CBS Corp.			145,320
1,300	Comcast Corp.			46,501
1,350	Liberty Media Corp. - Liberty Capital *			140,629
1,100	Walt Disney Co.			57,508
				389,958
	MINING - 0.2%
1,000	Freeport-McMoRan Copper & Gold, Inc.			39,580

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares				Value
	MISCELLANEOUS MANUFACTURING - 1.6%
11,200	General Electric Co.			$ 254,352
1,600	Ingersoll-Rand PLC			71,712
				326,064

	OIL & GAS - 6.0%
3,125	Chevron Corp.			364,250
1,700	ConocoPhillips			97,206
800	Diamond Offshore Drilling, Inc.			52,648
750	EOG Resources, Inc.			84,037
3,415	Exxon Mobil Corp.			312,302
250	Marathon Petroleum Corp.			13,648
1,600	Murphy Oil Corp.			85,904
1,100	Phillips 66			51,007
1,100	Plains Exploration & Production Co. *			41,217
1,200	Tesoro Corp.			50,280
2,450	Valero Energy Corp.			77,616
				1,230,115
	OIL & GAS SERVICES - 0.7%
1,850	National Oilwell Varco, Inc.			148,203

	PACKAGING & CONTAINERS - 0.1%
1,200	Owens-Illinois, Inc. *			22,512

	PHARMACEUTICALS - 5.4%
4,600	Abbott Laboratories			315,376
800	Cardinal Health, Inc.			31,176
1,950	Eli Lilly & Co.			92,449
550	Express Scripts Holding Co. *			34,469
2,000	Herbalife Ltd.			94,800
2,305	Johnson & Johnson			158,838
650	McKesson Corp.			55,920
11,958	Pfizer, Inc.			297,156
1,700	Warner Chilcott PLC			22,950
				1,103,134
	PIPELINES - 0.2%
650	ONEOK, Inc.			31,402

	PRIVATE EQUITY - 0.1%
2,300	American Capital Ltd. *			26,082

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares				Value
	REITS - 1.8%
1,950	Brandywine Realty Trust			$ 23,771
1,575	CommonWealth REIT			22,932
800	HCP, Inc.			35,584
1,175	Public Storage			163,525
875	Simon Property Group, Inc.			132,834
				378,646
	RETAIL - 3.3%
1,500	American Eagle Outfitters, Inc.			31,620
900	Brinker International, Inc.			31,770
1,000	Costco Wholesale Corp.			100,125
300	Dillard's, Inc. - Cl. A			21,696
800	Foot Locker, Inc.			28,400
1,450	Macy's, Inc.			54,549
200	Panera Bread Co. *			34,178
900	Ross Stores, Inc.			58,140
3,100	TJX Cos., Inc.			138,849
2,400	Wal-Mart Stores, Inc.			177,120
				676,447
	SEMICONDUCTORS - 1.2%
900	Avago Technologies Ltd.			31,379
2,250	Intel Corp.			51,030
500	KLA-Tencor Corp.			23,853
9,700	LSI Corp. *			67,027
2,500	Maxim Integrated Products, Inc.			66,555
				239,844
	SOFTWARE - 1.8%
10,890	Microsoft Corp.			324,304
900	SolarWinds, Inc. *			50,166
				374,470
	TELECOMMUNICATIONS - 3.2%
6,000	AT&T, Inc.			226,200
198	Aviat Networks, Inc. *			471
8,600	Cisco Systems, Inc.			164,174
750	Crown Castle International Corp. *			48,075
800	Motorola Solutions, Inc.			40,440
4,000	Verizon Communications, Inc.			182,280
				661,640
	TEXTILES - 0.1%
600	Cintas Corp.			24,870

	TRANSPORTATION - 0.9%
700	Con-way, Inc.			19,159
750	Norfolk Southern Corp.			47,723
900	Union Pacific Corp.			106,830
				173,712
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares				Value
	WATER - 0.6%
2,900	American Water Works Co., Inc.			$ 107,474
900	Aqua America, Inc.			22,284
				129,758

	TOTAL COMMON STOCK (Cost - $12,298,587)			14,308,343

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 28.9%
	AGRICULTURE - 0.0%
$ 4,000	Altria Group, Inc.	9.7000	11/10/2018	$ 5,710

	BEVERAGES - 0.3%
30,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	32,865
25,000	PepsiCo, Inc.	2.5000	5/10/2016	26,441
				59,306
	CHEMICALS - 0.1%
13,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	13,164

	COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.0000	6/20/2042	17,353

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
35,000	American Express Co.	7.2500	5/20/2014	38,615
10,000	General Electric Capital Corp.	6.7500	3/15/2032	12,810
				51,425
	ELECTRIC - 0.5%
10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	14,689
8,000	Dominion Resources, Inc.	4.4500	3/15/2021	9,186
15,000	Duke Energy Corp.	3.5500	9/15/2021	15,903
50,000	Florida Power & Light Co.	4.8500	2/1/2013	50,719
15,000	Georgia Power Co.	5.4000	6/1/2040	18,374
				108,871
	ELECTRONICS - 0.1%
30,000	Honeywell International, Inc.	4.2500	3/1/2013	30,488

	FOOD - 0.1%
10,000	Kellogg Co.	7.4500	4/1/2031	13,965

	OIL & GAS - 0.1%
10,000	ConocoPhillips	4.6000	1/15/2015	10,916

	PHARMACEUTICALS - 0.3%
15,000	Pfizer, Inc.	6.2000	3/15/2019	19,068
50,000	Wyeth LLC	5.5000	3/15/2013	51,166
				70,234
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	PIPELINES - 0.4%
$ 15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	$ 16,742
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	49,295
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,894
				78,931
	RETAIL - 0.2%
10,000	McDonald's Corp.	6.3000	10/15/2037	14,244
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	21,398
				35,642
	TELECOMMUNICATIONS - 0.1%
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,917

	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	20,966

	US GOVERNMENT - 7.7%
375,000	United States Treasury Note/Bond	0.3750	7/31/2013	375,601
395,000	United States Treasury Note/Bond	3.1250	5/15/2021	451,720
155,000	United States Treasury Note/Bond	3.1250	11/15/2041	165,335
310,000	United States Treasury Note/Bond	3.5000	2/15/2039	356,379
165,000	United States Treasury Note/Bond	4.7500	2/15/2041	231,541
				1,580,576
	US GOVERNMENT AGENCY - 6.4%
180,000	Federal Home Loan Banks	1.6250	11/21/2012	180,367
175,000	Federal Home Loan Banks	5.2500	6/18/2014	189,886
120,000	Federal Home Loan Banks	5.3750	5/18/2016	141,151
300,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	349,041
100,000	Federal Home Loan Mortgage Corp.	4.7500	11/17/2015	113,491
140,000	Federal National Mortgage Association	5.0000	5/11/2017	167,237
145,000	Federal National Mortgage Association	5.3750	7/15/2016	171,294
				1,312,467
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 12.2%
$ 61,495	Federal Home Loan Mortgage Corp.	3.5000	3/1/2042	$ 66,064
30,041	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	32,382
144,460	Federal Home Loan Mortgage Corp.	4.5000	11/1/2039	155,522
20,083	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	21,758
10,238	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	11,195
57,066	Federal Home Loan Mortgage Corp.	5.5000	4/1/2038	62,205
26,195	Federal Home Loan Mortgage Corp.	6.0000	1/1/2038	28,782
17,808	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	19,567
40,440	Federal Home Loan Mortgage Corp.	6.0000	6/1/2038	44,617
115,863	Federal National Mortgage Association	3.0000	3/1/2042	122,436
80,366	Federal National Mortgage Association	3.5000	12/1/2041	86,260
62,351	Federal National Mortgage Association	3.5000	4/1/2042	66,942
26,048	Federal National Mortgage Association	4.0000	5/1/2014	26,832
88,638	Federal National Mortgage Association	4.0000	8/1/2019	94,918
6,996	Federal National Mortgage Association	4.0000	10/1/2020	7,518
47,442	Federal National Mortgage Association	4.0000	3/1/2021	51,084
105,344	Federal National Mortgage Association	4.0000	5/1/2021	113,431
21,152	Federal National Mortgage Association	4.0000	2/1/2022	22,724
14,523	Federal National Mortgage Association	4.0000	2/1/2025	15,565
37,905	Federal National Mortgage Association	4.0000	7/1/2025	40,625
66,865	Federal National Mortgage Association	4.0000	10/1/2040	72,099
29,994	Federal National Mortgage Association	4.0000	11/1/2040	32,729
59,261	Federal National Mortgage Association	4.0000	2/1/2041	63,899
55,225	Federal National Mortgage Association	4.0000	12/1/2041	59,593
25,492	Federal National Mortgage Association	4.5000	11/1/2019	27,568
14,653	Federal National Mortgage Association	4.5000	6/1/2024	15,802
17,328	Federal National Mortgage Association	4.5000	6/1/2025	18,688
8,117	Federal National Mortgage Association	4.5000	9/1/2035	8,818
57,367	Federal National Mortgage Association	4.5000	3/1/2039	62,105
39,892	Federal National Mortgage Association	4.5000	11/1/2039	43,233
74,268	Federal National Mortgage Association	4.5000	6/1/2040	80,488
151,540	Federal National Mortgage Association	4.5000	10/1/2040	164,231
74,242	Federal National Mortgage Association	4.5000	11/1/2040	82,112
44,346	Federal National Mortgage Association	4.5000	5/1/2041	48,148
19,537	Federal National Mortgage Association	5.0000	3/1/2023	21,251
54,241	Federal National Mortgage Association	5.0000	9/1/2033	59,614
59,067	Federal National Mortgage Association	5.0000	5/1/2035	64,672
5,423	Federal National Mortgage Association	5.0000	10/1/2035	5,937
69,314	Federal National Mortgage Association	5.0000	2/1/2036	76,117
52,662	Federal National Mortgage Association	5.0000	6/1/2040	57,464
74,171	Federal National Mortgage Association	5.0000	8/1/2041	81,398
18,267	Federal National Mortgage Association	5.5000	6/1/2022	19,973
48,267	Federal National Mortgage Association	5.5000	11/1/2035	53,163
46,119	Federal National Mortgage Association	5.5000	12/1/2039	50,574
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 12.2% (cont.)
$ 26,683	Federal National Mortgage Association	6.0000	3/1/2036	$ 29,850
14,646	Federal National Mortgage Association	6.0000	3/1/2037	16,339
27,833	Federal National Mortgage Association	6.0000	8/1/2037	30,951
9,389	Federal National Mortgage Association	6.0000	5/1/2038	10,388
27,376	Federal National Mortgage Association	6.0000	6/1/2038	30,719
20,794	Federal National Mortgage Association	6.5000	3/1/2037	23,690
1,159	Federal National Mortgage Association	7.0000	6/1/2029	1,336
				2,503,376

	TOTAL BONDS & NOTES (Cost - $5,706,273)			5,940,307

	TOTAL INVESTMENTS - 98.4% (Cost - $18,004,860) (a)			$ 20,248,650
	OTHER ASSETS LESS LIABILITIES - 1.6%			323,576
	NET ASSETS - 100.0%			$ 20,572,226

* Non-income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 2,465,649
		Unrealized depreciation:		(221,859)
		Net unrealized appreciation:		$ 2,243,790

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 99.1%
	ADVERTISING - 0.8%
28,800	Interpublic Group of Cos., Inc.	$ 320,256
6,500	Omnicom Group, Inc.	335,140
		655,396
	AEROSPACE/DEFENSE - 0.5%
5,100	Alliant Techsystems, Inc.	255,561
800	Curtiss-Wright Corp.	26,160
4,350	GenCorp, Inc. *	41,281
3,650	Orbital Sciences Corp. *	53,144
250	Teledyne Technologies, Inc. *	15,848
300	Triumph Group, Inc.	18,759
		410,753
	AGRICULTURE - 0.5%
600	Andersons, Inc.	22,596
2,400	Bunge Ltd.	160,920
1,400	Lorillard, Inc.	163,030
525	Universal Corp.	26,733
		373,279
	AIRLINES - 1.1%
975	Alaska Air Group, Inc. *	34,184
70,000	Delta Air Lines, Inc. *	641,200
17,250	Republic Airways Holdings, Inc. *	79,867
11,400	US Airways Group, Inc. *	119,244
		874,495
	APPAREL - 0.9%
2,250	Crocs, Inc. *	36,473
375	Oxford Industries, Inc.	21,169
2,725	Skechers U.S.A., Inc. - Cl. A *	55,590
3,575	VF Corp.	569,712
175	Warnaco Group, Inc. *	9,083
425	Wolverine World Wide, Inc.	18,857
		710,884
	AUTO MANUFACTURERS - 0.4%
11,100	Oshkosh Corp. *	304,473

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	AUTO PARTS & EQUIPMENT - 0.8%
6,625	Cooper Tire & Rubber Co.	$ 127,067
4,750	Dana Holding Corp.	58,425
9,500	Goodyear Tire & Rubber Co. *	115,805
1,450	Tenneco, Inc. *	40,600
6,300	TRW Automotive Holdings Corp. *	275,373
		617,270
	BANKS - 4.1%
900	Access National Corp.	12,294
20,000	Associated Banc-Corp	263,400
4,650	Banner Corp.	126,015
5,400	BOK Financial Corp.	319,140
2,275	Centerstate Banks, Inc.	20,293
900	Chemical Financial Corp.	21,780
1,100	Community Trust Bancorp, Inc.	39,088
2,275	Fidelity Southern Corp.	21,522
9,475	First Merchants Corp.	142,220
4,075	Hanmi Financial Corp. *	52,201
3,950	Heartland Financial USA, Inc.	107,716
1,300	Horizon Bancorp	37,154
66,600	KeyCorp	582,084
2,225	MainSource Financial Group, Inc.	28,569
6,000	Peoples Bancorp, Inc.	137,340
1,975	Preferred Bank/Los Angeles CA *	28,006
62,000	Regions Financial Corp.	447,020
2,725	Republic Bancorp, Inc. - Cl. A	59,814
8,125	Sterling Financial Corp.	180,944
21,200	SunTrust Banks, Inc.	599,324
100	Texas Capital Bancshares, Inc. *	4,971
250	UMB Financial Corp.	12,170
14,525	Wilshire Bancorp, Inc. *	91,507
		3,334,572
	BEVERAGES - 1.3%
325	Coca-Cola Bottling Co. Consolidated	22,133
16,400	Dr Pepper Snapple Group, Inc.	730,292
7,700	Molson Coors Brewing Co.	346,885
		1,099,310
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	BIOTECHNOLOGY - 2.8%
1,925	Acorda Therapeutics, Inc. *	$ 49,299
2,850	Alexion Pharmaceuticals, Inc. *	326,040
900	AMAG Pharmaceuticals, Inc. *	15,966
4,200	Arena Pharmaceuticals, Inc. *	34,944
1,350	Arqule, Inc. *	6,899
3,425	Cambrex Corp. *	40,175
16,800	Charles River Laboratories International, Inc. *	665,280
525	Cubist Pharmaceuticals, Inc. *	25,032
2,700	Medicines Co. *	69,687
1,450	Momenta Pharmaceuticals, Inc. *	21,127
18,400	Myriad Genetics, Inc. *	496,616
7,525	PDL BioPharma, Inc.	57,867
8,575	RTI Biologics, Inc. *	35,758
5,300	Spectrum Pharmaceuticals, Inc. *	62,010
7,300	United Therapeutics Corp. *	407,924
		2,314,624
	BUILDING MATERIALS - 0.2%
475	Eagle Materials, Inc.	21,974
2,775	Headwaters, Inc. *	18,260
450	Nortek, Inc. *	24,629
2,900	Patrick Industries, Inc. *	44,863
5,000	PGT, Inc. *	16,400
500	Trex Co., Inc. *	17,060
		143,186
	CHEMICALS - 2.9%
200	A Schulman, Inc.	4,764
1,400	American Vanguard Corp.	48,720
4,740	CF Industries Holdings, Inc.	1,053,418
2,775	Chemtura Corp. *	47,785
2,075	Innospec, Inc. *	70,384
170	NewMarket Corp.	41,902
3,550	PPG Industries, Inc.	407,682
3,950	Sherwin-Williams Co.	588,194
550	TPC Group, Inc. *	22,446
1,800	Valspar Corp.	100,980
		2,386,275
	COAL - 0.1%
4,225	SunCoke Energy, Inc. *	68,107

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES - 5.3%
7,850	Albany Molecular Research, Inc. *	$ 27,240
1,400	Barrett Business Services, Inc.	37,940
2,175	Brink's Co.	55,876
300	CDI Corp.	5,109
500	Chemed Corp.	34,645
10,025	Convergys Corp.	157,092
15,300	CoreLogic, Inc. *	405,909
11,775	Corinthian Colleges, Inc. *	28,025
3,050	Corporate Executive Board Co.	163,571
175	CoStar Group, Inc. *	14,270
2,900	Deluxe Corp.	88,624
9,200	Equifax, Inc.	428,536
6,700	Gartner, Inc. *	308,803
950	Global Cash Access Holdings, Inc. *	7,648
3,175	Grand Canyon Education, Inc. *	74,708
7,700	H&R Block, Inc.	133,441
475	Healthcare Services Group, Inc.	10,863
4,850	Heartland Payment Systems, Inc.	153,648
1,325	Kelly Services, Inc.	16,695
10,100	Lender Processing Services, Inc.	281,689
900	MAXIMUS, Inc.	53,748
1,050	Medifast, Inc. *	27,458
2,125	PAREXEL International Corp. *	65,365
6,500	Paychex, Inc.	216,385
2,250	Quad/Graphics, Inc.	38,160
18,300	Robert Half International, Inc.	487,329
16,200	SAIC, Inc.	195,048
800	Standard Parking Corp. *	17,944
8,900	Stewart Enterprises, Inc.	74,716
27,000	Total System Services, Inc.	639,900
3,100	Valassis Communications, Inc. *	76,539
		4,326,924
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	COMPUTERS - 3.0%
45,500	Brocade Communications Systems, Inc. *	$ 269,132
56,700	Cadence Design Systems, Inc. *	729,445
3,400	Computer Sciences Corp.	109,514
1,200	Computer Task Group, Inc. *	19,416
10,975	Cray, Inc. *	139,382
4,100	Diebold, Inc.	138,211
3,125	Insight Enterprises, Inc. *	54,625
1,175	Manhattan Associates, Inc. *	67,292
3,100	Mentor Graphics Corp. *	47,988
125	Stratasys, Inc. *	6,800
1,575	Sykes Enterprises, Inc. *	21,168
1,900	Syntel, Inc.	118,579
3,600	Teradata Corp. *	271,476
2,225	Unisys Corp. *	46,324
10,100	Western Digital Corp.	391,173
5,500	Xyratex Ltd.	50,600
		2,481,125
	COSMETICS/PERSONAL CARE - 0.0%
300	Elizabeth Arden, Inc. *	14,172

	DISTRIBUTION/WHOLESALE - 0.6%
200	Beacon Roofing Supply, Inc. *	5,700
6,000	Genuine Parts Co.	366,180
700	MWI Veterinary Supply, Inc. *	74,676
1,175	Owens & Minor, Inc.	35,109
		481,665
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
6,075	Aircastle Ltd.	68,830
15,400	Discover Financial Services	611,842
225	Ellie Mae, Inc. *	6,127
575	Encore Capital Group, Inc. *	16,250
475	Epoch Holding Corp.	10,973
775	Medley Capital Corp.	10,904
3,550	National Financial Partners Corp. *	59,995
6,375	Nelnet, Inc. - Cl. A	151,342
375	Portfolio Recovery Associates, Inc. *	39,161
42,300	SLM Corp.	664,956
15	Walter Investment Management Corp. *	555
1,075	World Acceptance Corp. *	72,509
		1,713,444
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	ELECTRIC - 3.2%
24,800	Ameren Corp.	$ 810,216
1,775	Cleco Corp.	74,514
9,000	Consolidated Edison, Inc.	539,010
6,500	DTE Energy Co.	389,610
1,350	IDACORP, Inc.	58,414
1,100	MGE Energy, Inc.	58,289
125	NorthWestern Corp.	4,529
15,700	NRG Energy, Inc.	335,823
850	Otter Tail Corp.	20,281
2,400	Pinnacle West Capital Corp.	126,720
2,150	PNM Resources, Inc.	45,214
2,800	Portland General Electric Co.	75,712
2,800	Wisconsin Energy Corp.	105,476
		2,643,808
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
900	Acuity Brands, Inc.	56,961
1,350	Belden, Inc.	49,788
700	EnerSys, Inc. *	24,703
6,000	Hubbell, Inc.	484,440
500	Littelfuse, Inc.	28,270
500	Powell Industries, Inc. *	19,335
5,525	Power-One, Inc. *	30,940
		694,437
	ELECTRONICS - 1.8%
950	Analogic Corp.	74,261
7,400	Avnet, Inc. *	215,266
1,100	Bel Fuse, Inc.	20,548
2,325	Benchmark Electronics, Inc. *	35,503
500	FEI Co.	26,750
3,100	Garmin Ltd.	129,394
825	InvenSense, Inc. - Cl. A *	9,859
5,700	Itron, Inc. *	245,955
19,300	Jabil Circuit, Inc.	361,296
13,225	Sypris Solutions, Inc.	94,426
2,700	Taser International, Inc. *	16,281
4,800	Tech Data Corp. *	217,440
		1,446,979
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	ENGINEERING & CONSTRUCTION - 0.6%
7,900	Chicago Bridge & Iron Co. NV	$ 300,911
3,650	EMCOR Group, Inc.	104,171
1,075	Exponent, Inc. *	61,372
700	MasTec, Inc. *	13,790
		480,244
	ENTERTAINMENT - 0.7%
275	Churchill Downs, Inc.	17,248
2,200	Multimedia Games Holding Co., Inc. *	34,606
31,100	Regal Entertainment Group - Cl. A	437,577
1,450	Six Flags Entertainment Corp.	85,260
		574,691
	FOOD - 3.0%
2,300	Cal-Maine Foods, Inc.	103,362
4,600	Campbell Soup Co.	160,172
8,200	ConAgra Foods, Inc.	226,238
47,600	Dean Foods Co. *	778,260
1,575	Dole Food Co., Inc. *	22,097
5,850	Fresh Del Monte Produce, Inc.	149,760
500	Hain Celestial Group, Inc. *	31,500
3,300	Hormel Foods Corp.	96,492
2,200	Ingredion, Inc.	121,352
150	J&J Snack Foods Corp.	8,600
600	John B Sanfilippo & Son, Inc. *	7,812
26,700	Kroger Co./The	628,518
225	Lancaster Colony Corp.	16,481
950	Sanderson Farms, Inc.	42,151
1,000	United Natural Foods, Inc. *	58,450
		2,451,245
	FOREST PRODUCTS & PAPER - 0.5%
7,200	International Paper Co.	261,504
6,100	PH Glatfelter Co.	108,641
275	Schweitzer-Mauduit International, Inc.	9,072
		379,217
	GAS - 1.2%
4,000	Atmos Energy Corp.	143,160
900	Chesapeake Utilities Corp.	42,624
650	Laclede Group, Inc.	27,950
325	New Jersey Resources Corp.	14,859
25,100	NiSource, Inc.	639,548
1,975	WGL Holdings, Inc.	79,494
		947,635
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	HAND/MACHINE TOOLS - 0.0%
400	Franklin Electric Co., Inc.	$ 24,196

	HEALTHCARE-PRODUCTS - 3.3%
1,100	ABIOMED, Inc. *	23,089
24,275	Affymetrix, Inc. *	105,111
1,500	Align Technology, Inc. *	55,455
325	Cantel Medical Corp.	8,801
250	Conceptus, Inc. *	5,078
725	Cyberonics, Inc. *	38,004
925	Cynosure, Inc. - Cl. A *	24,402
2,125	Genomic Health, Inc. *	73,716
300	Haemonetics Corp. *	24,060
3,800	Henry Schein, Inc. *	301,226
1,225	ICU Medical, Inc. *	74,088
450	Masimo Corp. *	10,881
625	Orthofix International NV *	27,969
24,500	ResMed, Inc.	991,515
9,800	St Jude Medical, Inc.	412,874
2,375	STERIS Corp.	84,241
4,725	SurModics, Inc. *	95,539
650	West Pharmaceutical Services, Inc.	34,496
150	Young Innovations, Inc.	5,865
5,000	Zimmer Holdings, Inc.	338,100
		2,734,510
	HEALTHCARE-SERVICES - 2.3%
1,525	Amedisys, Inc. *	21,060
1,425	Bio-Reference Labs, Inc. *	40,726
2,400	Centene Corp. *	89,784
8,500	Cigna Corp.	400,945
13,900	Community Health Systems, Inc. *	405,046
3,075	HealthSouth Corp. *	73,984
10,250	Humana, Inc.	719,037
2,075	Magellan Health Services, Inc. *	107,091
2,975	Select Medical Holdings Corp. *	33,409
75	WellCare Health Plans, Inc. *	4,241
		1,895,323
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	HOME BUILDERS - 1.4%
6,000	DR Horton, Inc.	$ 123,840
8,000	Lennar Corp.	278,160
1,200	MDC Holdings, Inc.	46,212
40,700	PulteGroup, Inc. *	630,850
1,250	Ryland Group, Inc.	37,500
		1,116,562
	HOME FURNISHINGS - 0.4%
1,500	Bassett Furniture Industries, Inc.	18,675
6,550	Kimball International, Inc.	80,041
1,675	Select Comfort Corp. *	52,846
2,300	Whirlpool Corp.	190,693
		342,255
	HOUSEHOLD PRODUCTS/WARES - 0.4%
475	Blyth, Inc.	12,345
4,300	Clorox Co.	309,815
200	Tumi Holdings, Inc. *	4,708
		326,868
	HOUSEWARES - 0.3%
6,600	Toro Co.	262,548

	INSURANCE - 4.9%
2,000	Allied World Assurance Co. Holdings AG	154,500
12,300	Assurant, Inc.	458,790
5,700	Axis Capital Holdings Ltd.	199,044
500	CNO Financial Group, Inc.	4,825
7,250	Everest Re Group Ltd.	775,460
15,900	Fidelity National Financial, Inc.	340,101
10,375	First American Financial Corp.	224,826
1,050	Horace Mann Educators Corp.	19,016
5,500	Lincoln National Corp.	133,045
7,200	MBIA, Inc. *	72,936
6,575	Montpelier Re Holdings Ltd.	145,505
1,650	Primerica, Inc.	47,256
25,600	Protective Life Corp.	670,976
8,050	Stewart Information Services Corp.	162,127
5,825	Symetra Financial Corp.	71,647
6,900	Torchmark Corp.	354,315
5,600	United Fire Group, Inc.	140,672
		3,975,041
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	INTERNET - 1.7%
2,875	Ancestry.com, Inc. *	$ 86,480
7,400	AOL, Inc. *	260,702
1,225	Blucora, Inc. *	21,817
500	ePlus, Inc. *	19,610
7,900	Expedia, Inc.	456,936
2,350	F5 Networks, Inc. *	246,045
350	Liquidity Services, Inc. *	17,574
825	magicJack VocalTec Ltd. *	20,237
2,100	Move, Inc. *	18,102
1,550	NIC, Inc.	22,940
1,725	Overstock.com, Inc. *	17,871
475	Sourcefire, Inc. *	23,289
3,000	VeriSign, Inc. *	146,070
		1,357,673
	INVESTMENT COMPANIES - 0.2%
10,875	Prospect Capital Corp.	125,280

	IRON/STEEL - 1.6%
40,000	Commercial Metals Co.	528,000
7,000	Nucor Corp.	267,820
4,600	Reliance Steel & Aluminum Co.	240,810
22,000	Steel Dynamics, Inc.	247,060
		1,283,690
	LEISURE TIME - 1.6%
450	Arctic Cat, Inc. *	18,657
6,075	Brunswick Corp.	137,477
5,100	Harley-Davidson, Inc.	216,087
1,275	Interval Leisure Group, Inc.	24,136
11,050	Polaris Industries, Inc.	893,613
		1,289,970
	LODGING - 0.4%
6,700	Wyndham Worldwide Corp.	351,616

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	MACHINERY-DIVERSIFIED - 1.3%
2,150	Applied Industrial Technologies, Inc.	$ 89,074
6,000	Babcock & Wilcox Co. *	152,820
3,525	Briggs & Stratton Corp.	65,812
2,400	CNH Global NV *	93,048
900	Lindsay Corp.	64,773
350	Middleby Corp. *	40,474
1,400	NACCO Industries, Inc.	175,574
2,950	Roper Industries, Inc.	324,175
125	Sauer-Danfoss, Inc.	5,026
450	Tennant Co.	19,269
		1,030,045
	MEDIA - 1.6%
6,600	Belo Corp.	51,678
300	Fisher Communications, Inc. *	11,028
11,500	Gannett Co., Inc.	204,125
5,000	Liberty Media Corp. - Liberty Capital *	520,850
8,075	McClatchy Co. *	18,007
2,700	McGraw-Hill Cos., Inc.	147,393
450	Scholastic Corp.	14,301
5,100	Scripps Networks Interactive, Inc.	312,273
		1,279,655
	METAL FABRICATE/HARDWARE - 0.5%
1,400	LB Foster Co.	45,276
2,775	NN, Inc. *	23,560
1,675	Northwest Pipe Co. *	41,289
850	Valmont Industries, Inc.	111,775
7,600	Worthington Industries, Inc.	164,616
		386,516
	MINING - 0.2%
175	AMCOL International Corp.	5,929
775	Coeur d'Alene Mines Corp. *	22,343
2,500	Kaiser Aluminum Corp.	145,975
		174,247
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	MISCELLANEOUS MANUFACTURING - 3.0%
450	Actuant Corp.	$ 12,879
1,250	American Railcar Industries, Inc. *	35,425
1,200	AO Smith Corp.	69,048
1,400	AZZ, Inc.	53,172
700	Barnes Group, Inc.	17,507
3,900	Eaton Corp.	184,314
4,300	FreightCar America, Inc.	76,497
2,275	Hexcel Corp. *	54,645
13,600	Ingersoll-Rand PLC	609,552
25,000	ITT Corp.	503,750
600	John Bean Technologies Corp.	9,798
1,200	Koppers Holdings, Inc.	41,916
750	LSB Industries, Inc. *	32,903
1,925	Lydall, Inc. *	27,123
2,725	Movado Group, Inc.	91,887
750	Myers Industries, Inc.	11,715
275	Park-Ohio Holdings Corp. *	5,959
2,600	Parker Hannifin Corp.	217,308
9,350	Smith & Wesson Holding Corp. *	102,944
300	Standex International Corp.	13,335
675	Sturm Ruger & Co., Inc.	33,406
200	Trimas Corp. *	4,822
10,600	Trinity Industries, Inc.	317,682
		2,527,587

	MULTI-NATIONAL - 0.2%
6,050	Banco Latinoamericano de Comercio Exterior SA	133,644

	OFFICE FURNISHINGS - 0.1%
1,075	Herman Miller, Inc.	20,898
4,500	Steelcase, Inc.	44,325
		65,223
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	OIL & GAS - 5.6%
725	Adams Resources & Energy, Inc.	$ 22,113
200	Bonanza Creek Energy, Inc. *	4,712
6,850	Cabot Oil & Gas Corp.	307,565
1,150	Carrizo Oil & Gas, Inc. *	28,762
9,800	Chesapeake Energy Corp.	184,926
10,000	Diamond Offshore Drilling, Inc.	658,100
2,200	Energen Corp.	115,302
1,525	Energy XXI Bermuda Ltd.	53,299
4,750	EPL Oil & Gas, Inc. *	96,377
32,500	EXCO Resources, Inc.	260,325
5,600	Marathon Petroleum Corp.	305,704
16,000	Murphy Oil Corp.	859,040
1,550	Oasis Petroleum, Inc. *	45,678
13,700	Plains Exploration & Production Co. *	513,339
1,400	Rosetta Resources, Inc. *	67,060
675	Stone Energy Corp. *	16,956
8,300	Tesoro Corp.	347,770
13,700	Vaalco Energy, Inc. *	117,135
15,600	Valero Energy Corp.	494,208
4,300	Western Refining, Inc.	112,574
		4,610,945
	OIL & GAS SERVICES - 0.9%
300	Dril-Quip, Inc. *	21,564
1,575	Exterran Holdings, Inc. *	31,941
150	Geospace Technologies Corp. *	18,362
1,000	Global Geophysical Services, Inc. *	5,510
900	Gulf Island Fabrication, Inc.	25,083
8,850	Helix Energy Solutions Group, Inc. *	161,689
2,800	Matrix Service Co. *	29,596
7,100	Oceaneering International, Inc.	392,275
1	Superior Energy Services, Inc. *	21
1,450	Targa Resources Corp.	72,993
4,125	TGC Industries, Inc. *	29,700
		788,734
	PACKAGING & CONTAINERS - 0.5%
12,900	Owens-Illinois, Inc. *	242,004
5,600	Packaging Corp. of America	203,280
		445,284
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 2.3%
2,475	Alkermes PLC *	$ 51,356
14,300	AmerisourceBergen Corp.	553,553
14,425	Array BioPharma, Inc. *	84,530
3,750	Auxilium Pharmaceuticals, Inc. *	91,725
1,275	Endocyte, Inc. *	12,712
3,900	Herbalife Ltd.	184,860
1,500	Impax Laboratories, Inc. *	38,940
825	Jazz Pharmaceuticals Plc *	47,033
1,125	Nature's Sunshine Products, Inc.	18,383
3,000	Omnicare, Inc.	101,910
3,575	Pharmacyclics, Inc. *	230,587
1,900	PharMerica Corp. *	24,054
14,325	Pozen, Inc. *	94,975
2,075	Questcor Pharmaceuticals, Inc. *	38,387
5,400	Santarus, Inc. *	47,952
500	Theravance, Inc. *	12,955
800	USANA Health Sciences, Inc. *	37,176
17,500	Warner Chilcott PLC	236,250
		1,907,338
	PIPELINES - 0.2%
4,000	ONEOK, Inc.	193,240

	PRIVATE EQUITY - 0.6%
46,300	American Capital Ltd. *	525,042

	REAL ESTATE - 0.2%
975	Sovran Self Storage, Inc.	56,404
6,800	St. Joe Co. *	132,600
		189,004
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	REITS - 7.5%
6,600	AG Mortgage Investment Trust, Inc.	$ 159,258
6,450	American Realty Capital Trust, Inc.	75,658
14,575	Anworth Mortgage Asset Corp.	99,110
14,525	ARMOUR Residential REIT, Inc.	111,261
1,275	AvalonBay Communities, Inc.	173,387
3,575	Boston Properties, Inc.	395,431
4,900	Brandywine Realty Trust	59,731
6,100	CBL & Associates Properties, Inc.	130,174
32,300	Chimera Investment Corp.	87,533
20,525	CommonWealth REIT	298,844
3,675	CubeSmart	47,297
10,350	DCT Industrial Trust, Inc.	66,964
1,700	Digital Realty Trust, Inc.	118,745
1,775	Entertainment Properties Trust	78,863
1,525	Equity One, Inc.	32,117
4,200	General Growth Properties, Inc.	81,816
10,400	HCP, Inc.	462,592
2,800	Health Care REIT, Inc.	161,700
1,875	Healthcare Realty Trust, Inc.	43,219
1,750	Highwoods Properties, Inc.	57,085
3,500	Hospitality Properties Trust	83,230
18,300	Kimco Realty Corp.	370,941
6,200	Lexington Realty Trust	59,892
3,500	Macerich Co./The	200,305
3,900	Mack-Cali Realty Corp.	103,740
38,900	MFA Financial, Inc.	330,650
350	National Health Investors, Inc.	18,004
2,650	Omega Healthcare Investors, Inc.	60,234
800	One Liberty Properties, Inc.	14,920
2,100	PennyMac Mortgage Investment Trust	49,077
225	PS Business Parks, Inc.	15,035
7,800	Realty Income Corp.	318,942
525	Redwood Trust, Inc.	7,592
2,775	RLJ Lodging Trust	52,475
3,600	Sabra Health Care REIT, Inc.	72,036
1,025	Saul Centers, Inc.	45,510
3,900	SL Green Realty Corp.	312,273
8,325	STAG Industrial, Inc.	135,364
9,975	Sunstone Hotel Investors, Inc. *	109,725
5,000	Taubman Centers, Inc.	383,650
6,100	Ventas, Inc.	379,725
3,224	Vornado Realty Trust	261,305
		6,125,410
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	RETAIL - 6.6%
32,900	American Eagle Outfitters, Inc.	$ 693,532
2,375	ANN, Inc. *	89,609
1,525	Asbury Automotive Group, Inc. *	42,624
12,500	Brinker International, Inc.	441,250
1,750	Brown Shoe Co., Inc.	28,053
825	Buckle, Inc.	37,480
325	Cheesecake Factory, Inc.	11,619
2,100	Coinstar, Inc. *	94,458
2,150	Conn's, Inc. *	47,407
175	Cracker Barrel Old Country Store, Inc.	11,744
2,600	Dillard's, Inc.	188,032
400	DineEquity, Inc. *	22,400
10,800	Dollar Tree, Inc. *	521,370
800	Express, Inc. *	11,856
875	First Cash Financial Services, Inc. *	40,259
5,900	Foot Locker, Inc.	209,450
425	Francesca's Holdings Corp. *	13,060
10,700	Gap, Inc.	382,846
625	Genesco, Inc. *	41,706
775	Hibbett Sports, Inc. *	46,074
5,575	Hot Topic, Inc.	48,502
2,875	HSN, Inc.	141,019
1,125	Lumber Liquidators Holdings, Inc. *	57,015
9,100	Macy's, Inc.	342,342
6,000	Nu Skin Enterprises, Inc.	232,980
2,000	O'Reilly Automotive, Inc. *	167,240
9,300	OfficeMax, Inc.	72,633
3,325	Pantry, Inc. *	48,379
1,300	Papa John's International, Inc. *	69,433
900	PC Connection, Inc.	10,359
2,350	Penske Automotive Group, Inc.	70,711
8,800	PetSmart, Inc.	607,024
550	Pier 1 Imports, Inc.	10,307
3,800	Ross Stores, Inc.	245,480
2,100	Signet Jewelers Ltd.	102,396
850	Sonic Automotive, Inc. - Cl. A	16,133
3,600	Sonic Corp. *	36,972
1,300	Stage Stores, Inc.	27,378
2,625	Susser Holdings Corp. *	94,946
675	Texas Roadhouse, Inc. - Cl. A	11,543
475	Vitamin Shoppe, Inc. *	27,702
		5,415,323
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	SAVINGS & LOANS - 0.1%
1,550	HomeStreet, Inc. *	$ 58,993

	SEMICONDUCTORS - 3.2%
1,075	Amkor Technology, Inc. *	4,730
8,700	Analog Devices, Inc.	340,953
10,900	Avago Technologies Ltd.	380,028
2,575	Cirrus Logic, Inc. *	98,854
7,775	Exar Corp. *	62,200
250	First Solar, Inc. *	5,536
1,575	Integrated Silicon Solution, Inc. *	14,585
12,600	KLA-Tencor Corp.	601,083
10,500	Kulicke & Soffa Industries, Inc. *	109,200
39,500	LSI Corp. *	272,945
3,800	Maxim Integrated Products, Inc.	101,164
11,025	MaxLinear, Inc. - Cl. A *	73,757
1,175	Micrel, Inc.	12,244
8,900	Microchip Technology, Inc.	291,386
500	Microsemi Corp. *	10,035
500	Monolithic Power Systems, Inc. *	9,875
11,000	NVIDIA Corp. *	146,740
2,500	Pericom Semiconductor Corp. *	21,713
1,225	Power Integrations, Inc.	37,277
1,550	Rudolph Technologies, Inc. *	16,275
1,125	Ultratech, Inc. *	35,303
		2,645,883
	SHIPBUILDING - 0.5%
9,800	Huntington Ingalls Industries, Inc. *	412,090

	SOFTWARE - 2.6%
300	ACI Worldwide, Inc. *	12,678
10,500	Activision Blizzard, Inc.	118,440
725	Actuate Corp. *	5,097
8,200	Acxiom Corp. *	149,814
700	American Software, Inc.	5,712
6,625	Aspen Technology, Inc. *	171,190
50	athenahealth, Inc. *	4,589
1,900	Avid Technology, Inc. *	17,974
9,400	CA, Inc.	242,191
2,325	CommVault Systems, Inc. *	136,477
400	CSG Systems International, Inc. *	8,996
2,500	Dun & Bradstreet Corp.	199,050
350	Fair Isaac Corp.	15,491
5,200	Intuit, Inc.	306,176
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	SOFTWARE - 2.6% (cont.)
175	Medidata Solutions, Inc. *	$ 7,263
300	MicroStrategy, Inc. - Cl. A *	40,221
925	QAD, Inc. *	12,562
900	Quest Software, Inc. *	25,200
8,600	SolarWinds, Inc. *	479,364
400	SS&C Technologies Holdings, Inc. *	10,084
2,000	SYNNEX Corp. *	65,160
625	Tyler Technologies, Inc. *	27,513
700	Ultimate Software Group, Inc. *	71,470
		2,132,712
	TELECOMMUNICATIONS - 2.0%
1,825	Anixter International, Inc.	104,864
9,925	Arris Group, Inc. *	126,941
16,125	Aviat Networks, Inc. *	38,377
1,050	Aware, Inc.	6,615
2,775	CalAmp Corp. *	22,783
2,550	Ciena Corp. *	34,680
450	Comtech Telecommunications Corp.	12,438
8,000	Crown Castle International Corp. *	512,800
41,500	Frontier Communications Corp.	203,350
4,600	Harris Corp.	235,612
2,175	Ixia *	34,952
975	Loral Space & Communications, Inc.	69,322
13,100	MetroPCS Communications, Inc. *	153,401
4,800	Premiere Global Services, Inc. *	44,880
800	Primus Telecommunications Group, Inc.	12,216
1,325	Procera Networks, Inc. *	31,138
5,575	Vonage Holdings Corp. *	12,711
		1,657,080
	TEXTILES - 0.1%
500	G&K Services, Inc.	15,655
400	UniFirst Corp.	26,716
		42,371
	TOYS/GAMES/HOBBIES - 0.1%
10,500	LeapFrog Enterprises, Inc. - Cl. A *	94,710

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2012 (Unaudited)
Shares		Value
	TRANSPORTATION - 0.6%
900	Bristow Group, Inc.	$ 45,495
2,600	Con-way, Inc.	71,162
725	Genesee & Wyoming, Inc. *	48,473
2,000	Landstar System, Inc.	94,560
2,175	Old Dominion Freight Line, Inc. *	65,598
1,875	Saia, Inc. *	37,763
5,375	Ship Finance International Ltd.	84,495
3,200	Swift Transportation Co. - Cl. A *	27,584
1,875	Universal Truckload Services, Inc.	29,944
		505,074
	TRUCKING & LEASING - 0.3%
150	Amerco, Inc.	15,954
4,800	GATX Corp.	203,712
1,050	TAL International Group, Inc.	35,679
375	Willis Lease Finance Corp. *	4,628
		259,973
	WATER - 0.6%
2,550	American States Water Co.	113,296
10,500	American Water Works Co., Inc.	389,130
500	Artesian Resources Corp.	11,615
		514,041

	TOTAL COMMON STOCK (Cost - $72,892,904)	81,152,268

	SHORT-TERM INVESTMENTS - 0.9%
	MONEY MARKET FUND - 0.9%
712,245	AIM STIT Liquid Assets Portfolio, to yield 0.08% (Cost - $712,245) (a)	712,245

	TOTAL INVESTMENTS - 100.0% (Cost - $73,605,149) (b)	$ 81,864,513
	OTHER ASSETS LESS LIABILITIES - 0.0%	28,542
	NET ASSETS - 100.0%	$ 81,874,744

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 9,996,531
	Unrealized depreciation:	(1,755,529)
	Net unrealized appreciation:	$ 8,241,002

JNF Portfolios
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for the Portfolio’s assets and liabilities measured at fair value:

Jefferson National Balanced Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,308,343	$ -	$ -	$ 14,308,343
Bonds & Notes	-	5,940,307	-	5,940,307
Total	$ 14,308,343	$ 5,940,307	$ -	$ 20,248,650

Jefferson National Equity Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 81,152,268	$ -	$ -	$ 81,152,268
Money Market Fund	712,245	-	-	712,245
Total	$ 81,864,513	$ -	$ -	$ 81,864,513

The Portfolios did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios' policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/14/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/14/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/14/12